March 3, 1998



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Hancock Investment Trust II
         John Hancock Regional Bank Fund
         John Hancock Financial Industries Fund
        File Nos. 811-3999; 2-90305

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated March 1, 1998 and Statement of Additional Information dated March 1, 1998 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                     Sincerely,


                                                     /s/Joan O'Neill
                                                     Joan O'Neill